Company Balance Sheet (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Profit after tax	£ 1,115	£ 950	£ 1,596
Santander UK Group Holdings plc
Statement [Line Items]
Profit after tax	£ 167	£ 1,439	£ 1,679